GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of major classes of general and administrative expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
General and Administrative Expense [Abstract]
Legal costs	$ 896,489	$ 249,275
Professional fees	282,153	117,840
Rent	72,368	102,826
Payroll expenses	823,966	699,311
Other general and administrative expenses	273,385	301,815
Total general and administrative expenses	$ 2,348,361	$ 1,471,067